Summary of Significant Accounting Policies - (Accounts Receivable, Property, Plant and Equipment, and Net Loss Per Share) - 10K (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Receivables percentage	100.00%	100.00%
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years